Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net cash flow from operating activities
Net loss	$ (2,547,977)	$ (2,790,246)	$ (12,452,260)	$ (6,488,499)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	193,775	607,465	586,502	475,784
Amortization	60,622		206,936	211,829
Share-based compensation expense	856,848	798,227	887,173	2,046,074
Provision for bad debt	27,264		167,315
Gain on settlement of note payable	(15,000)
Impairment of inventories			168,795
Impairment of property, plant and equipment			5,320,074
Impairment of deposit			60,000
Impairment of intangible assets			3,084,892
Other				6,392
Changes in operating assets and liabilities:
Accounts receivable, net	122,815	(519,167)	(189,165)	112,878
Due from related parties				34,868
Prepaid expenses	9,859	(25,383)	41,281	(83,324)
Inventories	144,799	(219,704)	18,093	(299,486)
Deposits	(5,347)	(5,980)	(5,980)
Accounts payable and accrued expenses	(732,074)	(385,557)	(121,723)	492,687
Due to related parties	(34,405)	(52,569)	(28,095)	(520,182)
Net cash used in operating activities	(1,918,821)	(2,592,914)	(2,256,162)	(4,010,979)
Cash flows from investing activities
Cash paid for acquisition	(100,000)
Cash - restricted	(100,000)
Purchases of property, plant and equipment	(249,698)	(143,389)	(173,874)	(2,655,725)
Proceeds from sale of fixed assets				1,800
Net cash used in investing activities	(449,698)	(143,389)	(173,874)	(2,653,925)
Cash flows from financing activities
Repayment of notes payable	(125,736)	(5,139)	(6,904)	(6,505)
Repayment of capital lease obligations	(8,951)	(241,233)	(325,668)	(299,213)
Proceeds from sale of common stock, net	2,936,792	3,547,048	3,579,275	3,134,314
Stock issuance costs			(34,827)	(62,144)
Net cash provided by financing activities	2,802,105	3,300,676	3,211,876	2,766,452
Increase in cash	433,586	564,373	781,840	(3,898,452)
Cash at beginning of the period	1,276,687	494,847	494,847	4,393,299
Cash at end of the period	1,710,273	1,059,220	1,276,687	494,847
Supplemental disclosure of cash flow information
Interest paid during period	17,739	123,552	160,937	180,128
Income taxes paid during period	6,031		10,374
Supplemental disclosure of non-cash items
Acquisition of equipment with notes payable	319,856
Acquisition of equipment included in accounts payable	$ 117,900
Premium on Series AA Preferred conversion to common shares				2,243,410
Common stock issued for acquisition				210,913
Note payable issued in payment of accounts payable				115,000
Common stock issued for conversion of Series AA Preferred stock				1,171,375
Equipment purchased with capital lease				47,354
Common stock issued for settlement of accounts payable			5,600
Extinguishment of capital lease			$ 877,449